Income taxes - Income Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Deferred tax (expense) benefit	€ 88	€ (39)	€ (64)
Income tax (expense) income	€ 88	€ (39)	€ (64)